Employee Retirement Plans - Defined Contribution Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans [Member]
Defined Contribution Plan Disclosure [Line Items]
Expense related to the defined contribution plans	$ 24.9	$ 21.1	$ 15.7